Investments - Other Investments (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance		$ 6.2	$ 3.9	$ 0.9
Investment in the period		0.4	2.0	3.2
Proceeds from Sale of Equity Method Investments			0.0	(0.5)
Closing value of investment, ending balance		7.0	6.2	3.9
Fair Value, Recurring [Member] | Real estate fund (Dec 2017)
Equity Method Investment, Aggregate Cost [Roll Forward]
Investments, fair value		125.2	134.6	129.9
Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments		0.4	0.3	0.3
MVI
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance		0.8	0.5	0.0
Investment in the period	$ 0.8	0.0	0.4	0.4
Proceeds from Sale of Equity Method Investments			0.0	0.0
Closing value of investment, ending balance		0.8	0.8	0.5
MVI | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments		0.0	(0.1)	0.1
Digital Re
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance		0.2	0.2	0.4
Investment in the period		0.0	0.0	0.3
Proceeds from Sale of Equity Method Investments			0.0	(0.5)
Closing value of investment, ending balance		0.2	0.2	0.2
Digital Re | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments		0.0	0.0	0.0
Multi-Line Insurer
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance		5.2	3.2	0.5
Investment in the period		0.4	1.6	2.5
Proceeds from Sale of Equity Method Investments			0.0	0.0
Closing value of investment, ending balance		6.0	5.2	3.2
Multi-Line Insurer | Equity Method Investment, Nonconsolidated Investee, Other
Equity Method Investment, Aggregate Cost [Roll Forward]
Unrealized Gain (Loss) on Investments		$ 0.4	$ 0.4	$ 0.2